Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000193014 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193014 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193014 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193014 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193014 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193014 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193014 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193014 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193014 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193014 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000193014 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.30%
C000193014 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000193014 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	14.30%
C000193014 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000193014 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	28.70%
C000193014 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.60%
C000193014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000193014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020635 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000020635 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020635 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020635 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020635 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020635 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020635 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020635 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020635 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020635 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020635 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020635 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020635 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	14.30%
C000020635 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000020635 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	28.70%
C000020635 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.60%
C000020635 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000020635 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%